N-2	Feb. 25, 2026 shares
Cover [Abstract]
Entity Central Index Key	0001504619
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	PennantPark Floating Rate Capital Ltd
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objectives are to generate both current income and capital appreciation while seeking to preserve capital
Risk Factors [Table Text Block]
RISK FACTORS
Before you invest in our securities, you should be aware of various risks. In addition to the other information
contained in this prospectus supplement, the accompanying prospectus, and any free writing prospectus, you should consider carefully the following information and the risk factors incorporated by reference in our most recent Annual Report on Form
10-K
and any subsequent Quarterly Reports on Form
10-Q
or Current Reports on Form
8-K
we file after the date of this prospectus supplement, and all other information contained or incorporated by reference into this prospectus supplement, the accompanying prospectus, and any free writing prospectus, as updated by our subsequent filings under the Exchange Act, before you decide whether to make an investment in our securities. The risks set out below are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may have a material adverse effect on our business, financial condition and/or operating results. If any of the following events occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our NAV and the market value of the Notes may decline, and an investor may lose all or part of your investment.

Risk [Text Block]
Before you invest in our securities, you should be aware of various risks. In addition to the other information
contained in this prospectus supplement, the accompanying prospectus, and any free writing prospectus, you should consider carefully the following information and the risk factors incorporated by reference in our most recent Annual Report on Form
10-K
and any subsequent Quarterly Reports on Form
10-Q
or Current Reports on Form
8-K
we file after the date of this prospectus supplement, and all other information contained or incorporated by reference into this prospectus supplement, the accompanying prospectus, and any free writing prospectus, as updated by our subsequent filings under the Exchange Act, before you decide whether to make an investment in our securities. The risks set out below are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may have a material adverse effect on our business, financial condition and/or operating results. If any of the following events occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our NAV and the market value of the Notes may decline, and an investor may lose all or part of your investment.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common stock
Outstanding Security, Authorized [Shares]	200,000,000